Additional Information Required by the Argentine Central Bank - Summary of Fiduciary Property Breakdown (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2023 ARS ($)
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 36,708,413
Exxon Mobil
Disclosure of trust activities [line items]
Date of Contract	Nov. 23, 2011
Trustor	Exxon Mobil
Maturity	Apr. 19, 2025
Coop. de Trab. Portuarios
Disclosure of trust activities [line items]
Date of Contract	Sep. 12, 2014
Trustor	Coop. de Trab. Portuarios
Maturity	Sep. 12, 2024
Fondo Anticiclico Agroalim
Disclosure of trust activities [line items]
Date of Contract	Apr. 26, 2022
Trustor	Fondo Anticiclico Agroalim
Maturity	Jun. 30, 2024
Fondo Fiduciario Aceitero
Disclosure of trust activities [line items]
Date of Contract	Mar. 08, 2023
Trustor	Fondo Fiduciario Aceitero
Maturity	Jun. 30, 2024
Trust [member] | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 351,909
Trust [member] | Banco de Galicia y Buenos Aires S.A.U. | Exxon Mobil
Disclosure of trust activities [line items]
Balances of Trust Funds	191,262
Trust [member] | Banco de Galicia y Buenos Aires S.A.U. | Coop. de Trab. Portuarios
Disclosure of trust activities [line items]
Balances of Trust Funds	14,302
Trust [member] | Banco de Galicia y Buenos Aires S.A.U. | Fondo Anticiclico Agroalim
Disclosure of trust activities [line items]
Balances of Trust Funds	130,473
Trust [member] | Banco de Galicia y Buenos Aires S.A.U. | Fondo Fiduciario Aceitero
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 15,872